INTEREST EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Other financing fees	$ 83	$ 12	$ 4
Interest expense	904	555	428
Interest on corporate facility
Disclosure of detailed information about borrowings [line items]
Interest	20	4	12
Interest on corporate debt
Disclosure of detailed information about borrowings [line items]
Interest	63	56	51
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest	$ 738	$ 483	$ 361